Intangible assets, net - Estimated amortization (Details) - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Intangible assets, net
2021	$ 11,792
2022	11,792
2023	11,792
2024	11,792
2025	11,792
Thereafter	379,029
Total	$ 437,989	$ 462,738